Share-Based Compensation (Tables)	6 Months Ended
Oct. 31, 2025
Share-Based Compensation [Abstract]
Schedule of Award Activity

A summary of the employee equity award activity under the 2019 Plan is stated below:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term	Aggregate intrinsic Value
		JPY	Years	JPY
Outstanding, April 30, 2024	1,020,000	2.00	4.8	121.4
Granted	-	-	-	-
Forfeited / Cancelled	-	-	-	-
Outstanding, October 31, 2024	1,020,000	2.00	4.3	69.1
Vested at October 31, 2024	1,020,000	2.00	4.3	69.1
Exercisable at October 31, 2024	1,020,000	2.00	4.3	69.1

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term	Aggregate intrinsic Value
		JPY	Years	JPY
Outstanding, April 30, 2025	1,020,000	2.00	3.8	52.5
Granted	-	-	-	-
Forfeited / Cancelled	(15,000)	-	-	-
Outstanding, October 31, 2025	1,005,000	2.00	3.3	132.6
Vested at October 31, 2025	1,005,000	2.00	3.3	132.6
Exercisable at October 31, 2025	1,005,000	2.00	3.3	132.6

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term	Aggregate intrinsic Value
		USD	Years	USD
Outstanding, April 30, 2025	1,020,000	0.01	3.8	0.3
Granted	-	-	-	-
Forfeited / Cancelled	(15,000)	-	-	-
Outstanding, October 31, 2025	1,005,000	0.01	3.3	0.9
Vested at October 31, 2025	1,005,000	0.01	3.3	0.9
Exercisable at October 31, 2025	1,005,000	0.01	3.3	0.9

A summary of the employee equity award activity under the 2019 Trust-Type Plan is stated below:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term	Aggregate intrinsic Value
		JPY	Years	JPY
Outstanding, April 30, 2024	1,960,000	50	5.2	73.4
Granted	-	-	-	-
Forfeited / Cancelled	(1,960,000)	50	-	-
Exercised	-	-	-	-
Outstanding, October 31, 2024	-	-	-	-
Vested at October 31, 2024	-	-	-	-
Exercisable at October 31, 2024	-	-	-	-

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term	Aggregate intrinsic Value
		JPY	Years	JPY
Outstanding, April 30, 2025	-	-	-	-
Granted	-	-	-	-
Forfeited / Cancelled	-	-	-	-
Exercised	-	-	-	-
Outstanding, October 31, 2025	-	-	-	-
Vested at October 31, 2025	-	-	-	-
Exercisable at October 31, 2025	-	-	-	-
	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term	Aggregate intrinsic Value
		USD	Years	USD
Outstanding, April 30, 2025	-	-	-	-
Granted	-	-	-	-
Forfeited / Cancelled	-	-	-	-
Exercised	-	-	-	-
Outstanding, October 31, 2025	-	-	-	-
Vested at October 31, 2025	-	-	-	-
Exercisable at October 31, 2025	-	-	-	-